Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating loss carryforwards			¥ 2,432,000	¥ 2,084,000
Income (Loss) from continuing operations			23,000	35,000
Operating loss carryforwards, valuation allowance			¥ 811,324	¥ 747,354	¥ 727,508	¥ 599,633
Effective income tax rate reconciliation, foreign income tax rate differential, percent	25.00%	25.00%	25.00%	25.00%	25.00%
HONG KONG
Effective income tax rate reconciliation at federal statutory income tax rate, amount | $		$ 2,000
CHINA
Effective income tax rate reconciliation, foreign income tax rate differential, percent	25.00%
Withholding Tax Rate On Dividend Distributed By Foreign Invested Enterprise To Its Immediate Holding Company	10.00%
Preferential Corporate Income Tax Rate	15.00%
Maximum [Member]
Operating loss carryforwards, expiration period		2030	2030
Maximum [Member] | HONG KONG
Income Taxes Foreign Statutory Corporate Tax Rate		16.50%	16.50%
Maximum Rate Of Withholding Tax For Dividends Paid By FIE In China To Its Immediate Holding Company In Hong Kong Under Specified Conditions	5.00%
Maximum [Member] | CHINA | State Tax Bureau [Member]
Percentage Of Entitled To Claim For Research And Development Expenses By State Taxation Administration		75.00%	75.00%
Minimum [Member]
Operating loss carryforwards, expiration period		2022	2022
Minimum [Member] | HONG KONG
Income Taxes Foreign Statutory Corporate Tax Rate		8.25%	8.25%
Minimum [Member] | CHINA | State Tax Bureau [Member]
Maximum Rate Of Withholding Tax For Dividends Paid By FIE In China To Its Immediate Holding Company In Hong Kong Under Specified Conditions		50.00%	50.00%